UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder International Select Equity Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                           Shares                Value ($)
                                                                                           ------                ---------

Common Stocks 98.6%
Australia 1.9%

Telstra Corp., Ltd.                                                                        5,106,800              17,631,125
(Cost $17,811,526)

China 2.5%

PetroChina Co., Ltd. "H"                                                                  44,943,912              22,328,334
(Cost $23,265,932)

France 11.0%

Christian Dior SA                                                                            301,789              18,348,619
Credit Agricole SA                                                                           818,854              19,322,848
Sanofi-Synthelabo SA                                                                         236,000              15,655,689
Schneider Electric SA                                                                        210,000              13,362,044
Total SA                                                                                     168,640              32,749,416
                                                                                                                 -----------
(Cost $89,558,056)                                                                                                99,438,616

Germany 9.5%

Adidas-Salomon AG                                                                             38,500               4,579,123
Bayerische Motoren Werke AG                                                                  417,000              18,535,587
E.ON AG                                                                                      340,500              24,240,055
Hypo Real Estate Holdings AG*                                                                615,600              19,106,895
Metro AG(c)                                                                                  420,000              19,280,784
                                                                                                                 -----------
(Cost $75,929,655)                                                                                                85,742,444

Greece 3.7%

Alpha Bank AE                                                                                762,080              18,074,878
Greek Organization of Football Prognostics SA                                                814,722              15,792,247
                                                                                                                 -----------
(Cost $35,763,940)                                                                                                33,867,125

Hong Kong 1.8%

Sun Hung Kai Properties Ltd. (REIT)                                                        1,973,300              16,697,475
(Cost $16,774,733)

Ireland 2.5%

CRH PLC                                                                                    1,033,546              23,144,689
(Cost $16,610,419)

Italy 3.0%

Eni SpA                                                                                    1,302,901              26,823,542
(Cost $18,170,225)

Japan 21.8%

Canon, Inc.                                                                                  478,000              23,330,672
Credit Saison Co., Ltd.                                                                      696,500              21,059,665
Dai Nippon Printing Co., Ltd.                                                                293,000               4,145,718
Daito Trust Construction Co., Ltd.                                                           534,800              19,913,149
Hoya Corp.                                                                                    99,300              10,201,292
KDDI Corp.                                                                                     3,000              15,315,598
Kirin Brewery Co., Ltd.                                                                    1,887,500              18,459,244
Mitsubishi Corp.                                                                           2,115,800              20,350,254
Mizuho Financial Group, Inc.                                                                   2,335               8,840,967
Nomura Holdings, Inc.                                                                      1,442,200              19,771,940
SMC Corp.                                                                                    169,000              16,527,747
Trend Micro, Inc.                                                                            479,500              19,617,963
                                                                                                                 -----------
(Cost $168,066,157)                                                                                              197,534,209

Korea 2.6%

Samsung Electronics Co., Ltd. (GDR)                                                           86,750              15,528,250
Samsung Electronics Co., Ltd. (GDR), 144A                                                     42,800               7,661,200
                                                                                                                 -----------
(Cost $20,574,353)                                                                                                23,189,450

Netherlands 7.3%

European Aeronautic Defense & Space Co.                                                      712,100              19,632,928
ING Groep NV(c)                                                                            1,185,562              27,519,459
TPG NV                                                                                       852,630              18,693,006
                                                                                                                 -----------
(Cost $62,847,919)                                                                                                65,845,393

Russia 1.2%

Gazprom (ADR)                                                                                357,100              10,534,450
(Cost $10,712,371)

Singapore 2.5%

DBS Group Holdings Ltd.                                                                    2,494,000              22,465,204
(Cost $21,181,853)

Spain 2.0%

Telefonica SA                                                                              1,236,147              18,022,825
(Cost $11,953,956)

Switzerland 9.0%

Nestle SA (Registered)                                                                       103,740              26,515,793
Roche Holding AG                                                                             278,700              27,557,392
UBS AG (Registered)                                                                          407,540              27,268,085
                                                                                                                 -----------
(Cost $73,719,624)                                                                                                81,341,270

Taiwan 1.4%

Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                         1,768,619              12,592,567
(Cost $14,683,546)

United Kingdom 14.9%

BHP Billiton PLC                                                                           2,078,210              18,933,392
GlaxoSmithKline PLC                                                                        1,591,100              32,318,554
Kingfisher PLC                                                                             3,616,636              18,677,744
Royal Bank of Scotland Group PLC                                                             951,480              26,749,177
Smith & Nephew PLC                                                                         1,746,600              17,627,377
Vodafone Group PLC                                                                         9,297,000              20,160,556
                                                                                                                 -----------
(Cost $115,259,085)                                                                                              134,466,800


Total Common Stocks (Cost $792,883,350)                                                                          891,665,518

Preferred Stocks 1.0%
Germany 1.0%

Henkel KGaA

(Cost $7,142,187)                                                                            116,300               8,535,585

Securities Lending Collateral 0.1%
Daily Assets Fund Institutional 1.29% (b) (d)

(Cost $1,288,307)                                                                          1,288,307               1,288,307

Cash Equivalents 0.3%

Scudder Cash Management QP Trust 1.38% (a)

(Cost $2,657,282)                                                                          2,657,282               2,657,282



Total Investment Portfolio  (Cost $803,971,126)                                                                  904,146,692
                                                                                                              ==============

Sector Diversification

                                                                                             Percent
                                                                                             -------

Financials                                                                                     25.2%
Industrials                                                                                    12.9%
Consumer Discretionary                                                                         12.8%
Health Care                                                                                    10.3%
Energy                                                                                         10.3%
Telecommunication Services                                                                      7.9%
Information Technology                                                                          7.3%
Consumer Staples                                                                                5.9%
Materials                                                                                       4.7%
Utilities                                                                                       2.7%
Total                                                                                           100%


*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $1,233,184 which is 0.1% of total net assets.

(d)   Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder International Select Equity Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder International Select Equity Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004